SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2020
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

16. SHARE-BASED COMPENSATION

(a) Kaixin incentive plans

The numbers of shares awards and per share data as follows are restated to give effect for the reverse recapitalization discussed in Note 1(a).

Kaixin Auto Group Incentive Plan (the “Kaixin 2018 Plan”)

On January 31, 2018, KAG adopted Kaixin 2018 Plan, whereby 6,248,000 ordinary shares of KAG are made available for future grant for employees or consultants of KAG either in the form of incentive share options or restricted shares. The plan was amended and restated in May 2018 that up to 21,868,000 ordinary shares will be made available for granting as awards.  The term of the options may not exceed ten years from the date of the grant, except for the situation of an amendment, modification and termination. The awards under the plan are subject to vesting schedules ranging from immediately upon grant to four years subsequent to grant date.

On March 15, 2018 and July 1, 2018, KAG issued an aggregate of 5,695,286 options to purchase KAG’s ordinary shares to certain of its directors, officers and employees to compensate for their services.

Kaixin Auto Holdings Incentive Plan (the “Kaixin 2019 Plan”)

On April 30, 2019, KAH adopted Kaixin 2019 Plan, whereby 4,715,700 ordinary shares of KAH are made available for future grant for employees of KAH share options or restricted shares.

On May 3, 2019 (the “Replacement Date”), the Company’s board of directors approved a directive to replace all the outstanding share options granted during the year ended December 31, 2018 under the 2018 Plan to 144 employees with 2,186,364 options and 2,183,828 restricted shares. The exercise price of the options was reduced from $1.70 per share to $0.01 per share. The replacement options were subject to graded vesting over three years from the Replacement Date, in which  25% ~ 62.5% of the options granted to each individual vest on the grant date immediately and 1/36 of their remaining options vests monthly subsequent to the Replacement Date. For the restricted shares, there were 205,215 replacement restricted shares granted to certain employees vested immediately and 917,738 replacement restricted shares were subject to graded vesting, which were vested 1/4 annually starting from January 1, 2020. The remaining replacement restricted shares were subject to graded vesting over three years from the Replacement Date, in which 62.5% of the total restricted shares vest on the grant date immediately and 1/36 of the remaining restricted shares vests monthly subsequent to the Replacement Date. The total incremental cost as a result of the modification was $4,138. The incremental cost related to vested awards amounted to $1,205 and was recorded in the consolidated statements of operations during the year ended December 31, 2019. The incremental cost related to unvested awards amounted to $2,933 and is recorded over the remaining service periods.

Kaixin Auto Holdings Incentive Plan (the “Kaixin 2020 Plan”)

On November 17, 2020, the board of directors of KAH approved the Kaixin 2020 Plan, under which, up to 5,000,000 ordinary shares may be granted as awards in form of share options, restricted shares or restricted shares units. In the event of a change in control or another transaction having a similar effect, then any incentives granted under the 2020 Incentive Plan shall be deemed vested immediately. No such award has been granted during the year ended December 31, 2020. Subsequent to December 31, 2020, the Company has granted 4,646,778 restricted shares under the Kaixin 2020 Plan.

16. SHARE-BASED COMPENSATION (cont.)

(a) Kaixin incentive plans (cont.)

In determining the fair value of share options, a binomial option pricing model is applied. Assumptions used to estimate the fair values of the share options granted or modified were as follows:

	Years ended December 31,
	2019	2020
Risk-free interest rate(1)	2.50-3.00%	N/A
Volatility(2)	45%-46%	N/A
Expected term (in years) (3)	10	N/A
Exercise price(4)	$0.01	N/A
Dividend yield(5)	—	N/A
Fair value of underlying ordinary share(6)	$2.12-$3.36	N/A

(1)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of treasury bonds of the United States with a maturity period close to the expected life of the options, and the country risk spread between China and United States was considered.

(2)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of listed comparable companies over a period comparable to the expected term of the options.

(3)	Expected term

For the options granted to employees, the Company estimated the expected term based on the vesting and contractual terms and employee demographics. For the options granted to non-employees, the Company estimated the expected term as the original contractual term.

(4)	Exercise price

The exercise price of the options was determined by the Company’s board of directors.

(5)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

16. SHARE-BASED COMPENSATION (cont.)

(a) Kaixin incentive plans (cont.)

(6)	Fair value of underlying ordinary shares

Prior to the consummation of the SPAC Transaction, the estimated fair value of the ordinary shares underlying the options as of the valuation date was determined based on a contemporaneous valuation. When estimating the fair value of the ordinary shares on the valuation dates, management has considered a number of factors, including the result of a third party appraisal of the Company, while taking into account standard valuation methods and the achievement of certain events. The fair value of the ordinary shares in connection with the option grants on the valuation date was determined with the assistance of an independent third-party appraiser. The fair values of the underlying ordinary shares on each date of the grant after April 30, 2019, were the closing prices of the Company's ordinary shares traded in the Stock Exchange.

A summary of the Company’s share options activities held by the Company’s employees for the year ended December 31, 2020 was as follows:

			Weighted
			average	Weighted
		Weighted	grant day	Average
		Average	fair	Remaining	Aggregate
Options Granted to Employees	Number of	Exercise	Value per	Contractual	Intrinsic
and Directors	Shares	Price	shares	Years	value
Outstanding as of December 31, 2019	2,154,514	$0.01	$3.20	9.39	$4,007
Forfeited	(165,264)	$0.01	$3.35
Granted	—		—
Exercised	(499,456)		3.23
Outstanding as of December 31, 2020	1,489,794	$0.02	$3.17	9.08	$7,524
Vested and expected to vest as of December 31, 2020	1,489,794	$0.01	$3.17	9.08	7,524
Exercisable as of December 31, 2020	425,460	$0.01	$1.87	8.32	$1,583

The aggregate intrinsic value was calculated as the difference between the exercise price of the underlying awards and the closing stock price of $3.73 of the Company's ordinary share on December 31,2020.

(a) Kaixin incentive plans (cont.)

The fair values of the options granted for the years ended December 31, 2019, and 2020 are as follows:

	Years ended December 31,
	2019	2020
	US$	US$
Weighted average grant date fair value of option per share	3.21	—
Aggregate grant date fair value of options	7,794,799	—

As of December 31, 2020, there was approximately $1,961of total unrecognized compensation cost related to unvested share options. The unrecognized compensation costs are expected to be recognized over a weighted average period of 1.24 years.

16. SHARE-BASED COMPENSATION (cont.)

(a) Kaixin incentive plans (cont.)

Nonvested restricted shares

A summary of the nonvested restricted shares activity as of December 31, 2020 is as follows:

		Weighted average fair value
	Number of nonvested	per ordinary share
	restricted shares	at the grant dates
Outstanding as of December 31, 2019	1,446,111	3.36
Forfeited	(13,232)	3.94
Granted	200,000	4.73
Vested	(474,889)	—
Unvested as of December 31, 2020	1,157,990	3.36

As of December 31, 2020, there was approximately $199 of total unrecognized compensation cost related to unvested restricted shares. The unrecognized compensation costs are expected to be recognized over a weighted average period of 0.65 years.

The total fair value of shares vested during the year ended December 31, 2019 and 2020 was $3,231 and $1,870.

16. SHARE-BASED COMPENSATION (cont.)

(b) Renren incentive plan

Renren Inc. Incentive Plan (the “Renren Plan”)

Renren Inc. (“Renren”) adopted the 2006 Equity Incentive Plan (the “2006 Plan”), the 2008 Equity Incentive Plan (the “2008 Plan”), the 2009 Equity Incentive Plan (the “2009 Plan”), the 2011 Share Incentive Plan (the “2011 Plan”), the 2016 Share Incentive Plan (the “2016 Plan”), and the 2018 Share Incentive Plan (the “2018 Plan”) for purpose of granting of stock options and incentive stock options to employees and executives to reward them for service to the parent and to provide incentives for future service. The term of the options may not exceed ten years from the date of the grant, except for the situation of amendment, modification and termination. The awards under the above plans are subject to vesting schedules ranging from immediately upon grant to six years subsequent to grant date.

Renren Inc. calculated the estimated fair value of the options on the respective grant dates using the binomial option pricing model with the assistance from independent valuation firms, with the assumptions used in 2016.

16. SHARE-BASED COMPENSATION (cont.)

(b) Renren incentive plan (cont.)

The following table summarizes information with respect to share options outstanding as of December 31, 2018:

	Options outstanding				Options exercisable
		Weighted				Weighted
		average	Weighted	Weighted		average	Weighted	Weighted
		remaining	average	average		remaining	average	average
	Number	contractual	exercise	intrinsic	Number of	contractual	exercise	intrinsic
Range of exercise prices	outstanding	life	price	value	exercisable	life	price	value
$0.01 ~ $0.18	139,094,101	5.40	$0.06	$5,754	117,561,450	5.11	$0.06	$4,863
	139,094,101			$5,754	117,561,450			$4,863

		Weighted	Weighted
		average	average
	Number of	exercise	grant date
	Shares	price	fair value
Balance, January 1, 2018	141,481,616	$0.48	$0.64
Granted	—	—	—
Exercised	(2,268,420)	$0.06	$0.66
Forfeited	(119,095)	$0.16	$0.15
Balance, December 31, 2018	139,094,101	$0.06	$0.64
Exercisable, December 31, 2018	117,561,450	$0.06
Expected to vest, December 31, 2018	21,532,651	$0.06

For employee stock options, Renren Inc. recorded share-based compensation from continuing operations of $18,640 for the years ended December 31, 2018, based on the fair value on the grant dates over the requisite service period of award using the straight-line method.

As of December 31, 2018, there was $14,285 unrecognized share-based compensation expense relating to share options. This amount is expected to be recognized over a weighted-average vesting period of 3.04 years. As disclosed in Note 1(c), prior to January 1, 2019, there was an allocation of certain share-based expenses paid by Renren. Since January 1, 2019, the Company has established its own operational functions and separated its operating expenses from its parent, Renren, except for three senior management of Renren continued to take management role of Kaixin before the consummation of the SPAC Transaction. After the SPAC Transaction, there is no more expense allocation from Renren due to the Company has separated from its parent. The share-based compensation information related to Renren were only updated to the consummation date of the SPAC transaction, since there is no more expense allocation from Renren from that date.

Furthermore, Renren Inc. did not grant any options in fiscal year 2020.

16. SHARE-BASED COMPENSATION (cont.)

(b) Renren incentive plan (cont.)

Nonvested restricted shares

A summary of the nonvested restricted shares activity is as follows:

		Weighted
	Weighted	average fair
	number of	value
	nonvested	per ordinary
	restricted	share at the
	shares	grant dates
Outstanding as of December 31, 2017	10,802,683	$0.95
Granted	88,935,342	$0.14
Vested	(8,404,575)	$0.47
Forfeited	(17,561,071)	$0.18
Outstanding as of December 31, 2018	73,772,379	$0.21

Renren Inc. recorded compensation expenses based on the fair value of nonvested restricted shares on the grant dates over the requisite service period of award using the straight line vesting attribution method. The fair value of the nonvested restricted shares on the grant date was the closing market price of the ordinary shares as of the date. Renren Inc. recorded compensation expenses related to nonvested restricted shares in an amount of $3,917 during the year ended December 31, 2018.

Total unrecognized compensation expense amounted to $15,345 related to nonvested restricted shares granted as of December 31, 2018. The expense is expected to be recognized over a weighted-average period of 5.22 years.

Share-based compensation expense under the Renren Plan allocated to the Company

The share-based compensation expense under Renren Plan allocated to the Company amounted to $2,390, $109 and $nil for the years ended December 31, 2018, 2019 and 2020, respectively. These expenses are part of selling and marketing expenses, research and development expenses, and general and administrative expenses allocated from Renren, which were waived and have been reflected as capital contributions as of the date such expenses were originally allocated.

16. SHARE-BASED COMPENSATION (cont.)

Total share-based compensation expense of share-based awards granted to employees and directors for the years ended December 31, 2018, 2019 and 2020 were as follows:

	Years ended December 31,
	2018	2019	2020
Selling and marketing	—	658	648
Research and development	—	206	162
General and administrative	11,436	2,949	2,552
Total share-based compensation expense	11,436	3,813	3,362